Shareholder Report, Average Annual Return (Details)	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended	15 Months Ended	16 Months Ended	20 Months Ended	24 Months Ended		27 Months Ended	29 Months Ended	32 Months Ended		33 Months Ended	40 Months Ended	41 Months Ended	44 Months Ended	45 Months Ended		49 Months Ended	50 Months Ended		54 Months Ended	58 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000233894
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Aggregate Bond ETF
C000259296
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Barrier Income ETF
C000254610
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Bond Bull ETF
C000255354
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify China A Shares PLUS Income ETF
C000254609
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Currency Strategy ETF
C000238456
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Enhanced Income ETF
C000230898
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Health Care ETF
C000231201
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Hedged Equity ETF
C000233895
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify High Yield ETF
C000227299
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Interest Rate Hedge ETF
C000230231
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Intermediate Term Treasury Futures Strategy ETF
C000246389
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify MBS ETF
C000249114
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify NEXT Intangible Core Index ETF
C000238444
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Short Term Treasury Futures Strategy ETF
C000259297
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Target 15 Distribution ETF
C000238457
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Treasury Option Income ETF
C000227543
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify US Equity PLUS Bitcoin Strategy ETF
C000220986
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify US Equity PLUS Convexity ETF
C000220987
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify US Equity PLUS Downside Convexity ETF
C000220988
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify US Equity PLUS Upside Convexity ETF
C000236819
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Bitcoin Strategy PLUS Income ETF
C000254611
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Gold Strategy PLUS Income ETF
C000243093
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Multi-QIS Alternative ETF
C000227300
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Volatility Premium ETF
C000243094
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Opportunistic Income ETF
C000238807
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Propel Opportunities ETF
C000223058
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Volt TSLA Revolution ETF
C000241460
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Commodities Strategy No K-1 ETF
C000233897
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Managed Futures Strategy ETF
C000259701
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Piper Sandler US Small-Cap PLUS Income ETF
C000248321
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Tara India Opportunities ETF
C000251042
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify National Muni Bond ETF
C000251041
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Gamma Emerging Market Bond ETF
C000259668
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Without Sales Load [Member] | C000233894
Average Annual Return [Line Items]
Average Annual Return, Percent										6.19%												1.18%
Without Sales Load [Member] | C000259296
Average Annual Return [Line Items]
Average Annual Return, Percent			6.52%
Without Sales Load [Member] | C000254610
Average Annual Return [Line Items]
Average Annual Return, Percent							(17.43%)
Without Sales Load [Member] | C000255354
Average Annual Return [Line Items]
Average Annual Return, Percent					21.86%
Without Sales Load [Member] | C000254609
Average Annual Return [Line Items]
Average Annual Return, Percent				6.16%
Without Sales Load [Member] | C000238456
Average Annual Return [Line Items]
Average Annual Return, Percent										6.95%								6.95%
Without Sales Load [Member] | C000230898
Average Annual Return [Line Items]
Average Annual Return, Percent										(3.84%)															5.62%
Without Sales Load [Member] | C000231201
Average Annual Return [Line Items]
Average Annual Return, Percent										10.13%													8.16%
Without Sales Load [Member] | C000233895
Average Annual Return [Line Items]
Average Annual Return, Percent										13.60%												6.18%
Without Sales Load [Member] | C000227299
Average Annual Return [Line Items]
Average Annual Return, Percent										16.28%																	20.38%
Without Sales Load [Member] | C000230231
Average Annual Return [Line Items]
Average Annual Return, Percent										8.42%														(12.25%)
Without Sales Load [Member] | C000246389
Average Annual Return [Line Items]
Average Annual Return, Percent										5.52%			5.95%
Without Sales Load [Member] | C000249114
Average Annual Return [Line Items]
Average Annual Return, Percent										21.95%	22.75%
Without Sales Load [Member] | C000238444
Average Annual Return [Line Items]
Average Annual Return, Percent										8.04%									(0.32%)
Without Sales Load [Member] | C000259297
Average Annual Return [Line Items]
Average Annual Return, Percent			7.99%
Without Sales Load [Member] | C000238457
Average Annual Return [Line Items]
Average Annual Return, Percent										4.06%								4.77%
Without Sales Load [Member] | C000227543
Average Annual Return [Line Items]
Average Annual Return, Percent										21.35%																15.46%
Without Sales Load [Member] | C000220986
Average Annual Return [Line Items]
Average Annual Return, Percent										14.71%																				12.31%
Without Sales Load [Member] | C000220987
Average Annual Return [Line Items]
Average Annual Return, Percent										18.38%																				10.54%
Without Sales Load [Member] | C000220988
Average Annual Return [Line Items]
Average Annual Return, Percent										11.20%																				14.36%
Without Sales Load [Member] | C000236819
Average Annual Return [Line Items]
Average Annual Return, Percent										74.47%										80.53%
Without Sales Load [Member] | C000254611
Average Annual Return [Line Items]
Average Annual Return, Percent						39.74%
Without Sales Load [Member] | C000243093
Average Annual Return [Line Items]
Average Annual Return, Percent										(9.89%)				(2.87%)
Without Sales Load [Member] | C000227300
Average Annual Return [Line Items]
Average Annual Return, Percent										(3.00%)																		8.33%
Without Sales Load [Member] | C000243094
Average Annual Return [Line Items]
Average Annual Return, Percent										3.54%					4.29%
Without Sales Load [Member] | C000238807
Average Annual Return [Line Items]
Average Annual Return, Percent										(20.69%)							(5.03%)
Without Sales Load [Member] | C000223058
Average Annual Return [Line Items]
Average Annual Return, Percent										122.93%																			16.29%
Without Sales Load [Member] | C000241460
Average Annual Return [Line Items]
Average Annual Return, Percent										20.52%						8.49%
Without Sales Load [Member] | C000233897
Average Annual Return [Line Items]
Average Annual Return, Percent										4.23%											8.33%
Without Sales Load [Member] | C000259701
Average Annual Return [Line Items]
Average Annual Return, Percent		10.25%
Without Sales Load [Member] | C000248321
Average Annual Return [Line Items]
Average Annual Return, Percent										4.93%		13.20%
Without Sales Load [Member] | C000251042
Average Annual Return [Line Items]
Average Annual Return, Percent								2.80%
Without Sales Load [Member] | C000251041
Average Annual Return [Line Items]
Average Annual Return, Percent									9.42%
Without Sales Load [Member] | C000259668
Average Annual Return [Line Items]
Average Annual Return, Percent	2.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										6.08%												0.20%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.11%
MSCI China Net Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI China Net Total Return USD Index
Average Annual Return, Percent					25.89%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI World Index (Net)
Average Annual Return, Percent				6.85%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										6.08%								5.01%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent										15.16%															11.33%
Bloomberg US EQ:FI 60:40 Index (BMA6040) 11-01-21
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg US EQ:FI 60:40 Index
Average Annual Return, Percent										12.07%													5.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										6.08%												0.20%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent										6.08%																	(0.57%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										6.08%														(0.96%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent										6.08%			7.25%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent										15.16%	19.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										6.08%									4.68%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										6.08%								5.01%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent										15.16%																11.66%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent										15.16%																				14.62%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent										15.16%																				14.62%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent										15.16%																				14.62%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent										15.16%										23.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						2.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent										6.08%				4.90%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent										15.16%																		12.47%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent										6.08%					4.09%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent										15.16%							19.92%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent										15.16%																			13.62%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										6.08%						3.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										6.08%											0.06%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000 Total Return
Average Annual Return, Percent		11.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent								14.64%
J.P. Morgan EMBI Global Core Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										J.P. Morgan EMBI Global Core Index (USD)
Average Annual Return, Percent									7.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent			15.11%
ICE BofA Long US Treasury Principal STRIPS Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name										ICE BofA Long US Treasury Principal STRIPS Index (USD) TR
Average Annual Return, Percent							(11.17%)
CSI 300 Net Total Return Index USD - 011325
Average Annual Return [Line Items]
Line Graph and Table Measure Name										CSI 300 Net Total Return Index USD - 011325
Average Annual Return, Percent					9.73%
Bloomberg GSAM FX Carry Index - 020325
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg GSAM FX Carry Index - 020325
Average Annual Return, Percent				(1.12%)
Capital U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Capital U.S. Corporate High Yield Index
Average Annual Return, Percent										10.29%								10.44%
ICE BofA 3 Month US Treasury Bill (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name										ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent										4.68%								4.89%
MSCI USA IMI/Health Care Net (USD) - 100721
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI USA IMI/Health Care Net (USD) Index
Average Annual Return, Percent										(5.66%)															1.15%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent										15.16%													10.10%
ICE BofA US High Yield Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name										ICE BofA US High Yield Index
Average Annual Return, Percent										10.24%												5.38%
ICE US Treasury 20+ Year Bond Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name										ICE US Treasury 20+ Year Bond Index TR
Average Annual Return, Percent										0.30%																	(7.42%)
ICE US Treasury 20+ Year Bond Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name										ICE US Treasury 20+ Year Bond Index TR
Average Annual Return, Percent										0.30%														(9.75%)
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent										6.52%			7.69%
Next Intangible Core Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Next Intangible Core Index TR (USD)
Average Annual Return, Percent										23.20%	23.80%
ICE US Treasury 7-10 Year Bond Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name										ICE US Treasury 7-10 Year Bond Index
Average Annual Return, Percent										6.26%									3.41%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500 TR Index
Average Annual Return, Percent			15.11%
Bloomberg 1 - 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg 1 - 3 Month U.S. Treasury Bill Index
Average Annual Return, Percent										4.75%								4.98%
ICE BofA 3 Month US Treasury Bill (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name										ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent										4.68%								4.89%
Nasdaq Bitcoin Reference Price Index (USD) 09-29-22
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Nasdaq Bitcoin Reference Price Index (USD) 09-29-22
Average Annual Return, Percent										78.20%										85.92%
Solactive Gold Spot Index ER USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Solactive Gold Spot Index ER USD Index
Average Annual Return, Percent						25.44%
ICE BofA 3 Month US Treasury Bill (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name										ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent										4.68%				5.05%
ICE BofA US High Yield Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name										ICE BofA US High Yield Index
Average Annual Return, Percent										10.24%					10.71%
Bloomberg U.S. Universal Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Universal Total Return Index
Average Annual Return, Percent										6.49%					4.78%
MSCI USA IMI/Health Care Net (USD) - 020723
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI USA IMI/Health Care Net (USD) Index
Average Annual Return, Percent										(5.66%)							1.61%
Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg Commodity Index Total Return
Average Annual Return, Percent										5.77%						4.35%
SG CTA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										SG CTA Index
Average Annual Return, Percent										(11.85%)											(0.61%)
MSCI INDIA INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI INDIA INDEX
Average Annual Return, Percent										0.85%		7.53%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Average Annual Return, Percent								(1.14%)
J.P. Morgan EMBI Global Diversified Composite Index - 081224
Average Annual Return [Line Items]
Line Graph and Table Measure Name										J.P. Morgan EMBI Global Diversified Composite Index - 081224
Average Annual Return, Percent									7.29%
ICE BofA US High Yield Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name										ICE BofA US High Yield Index
Average Annual Return, Percent	2.05%